Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Normal obligors | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	¥ 420,132	¥ 798,354
2021	634,709	544,246
2020	506,226	518,662
2019	491,602	526,828
2018	501,271	543,893
Prior to 2018	5,003,449	4,752,430
Revolving loan	0	0
Total	7,557,389	7,684,413
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	119,310	195,545
2021	116,244	277,015
2020	254,202	111,702
2019	95,347	90,880
2018	78,029	60,919
Prior to 2018	335,135	315,375
Revolving loan	488,953	497,173
Total	1,487,220	1,548,609
Watch obligors | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	406	1,512
2021	1,740	1,485
2020	1,336	1,510
2019	1,111	1,939
2018	1,516	1,226
Prior to 2018	35,357	40,243
Revolving loan	0	0
Total	41,466	47,915
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	14,027	23,586
2021	11,090	34,974
2020	28,236	10,177
2019	7,497	7,995
2018	5,246	4,122
Prior to 2018	7,230	6,388
Revolving loan	8,067	9,491
Total	81,393	96,733
Nonaccrual loans | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	5,956	12,510
2021	4,636	3,132
2020	1,956	802
2019	827	1,180
2018	1,015	970
Prior to 2018	28,836	30,598
Revolving loan	0	0
Total	43,226	49,192
Nonaccrual loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	8,083	6,932
2021	4,745	7,862
2020	7,379	3,157
2019	2,615	4,253
2018	3,411	4,076
Prior to 2018	22,147	22,951
Revolving loan	10,802	12,602
Total	59,182	61,833
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	25,671,447	30,801,993
2021	15,395,839	12,276,604
2020	10,886,616	10,120,851
2019	9,350,157	7,631,537
2018	6,711,904	3,494,760
Prior to 2018	13,262,546	11,019,544
Revolving loan	17,055,782	14,945,294
Total	98,334,291	90,290,583
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	9,976,677	15,071,530
2021	8,595,434	8,261,149
2020	7,417,589	6,610,993
2019	5,997,000	5,925,471
2018	5,274,153	2,714,739
Prior to 2018	11,286,523	9,735,707
Revolving loan	9,294,183	8,712,068
Total	57,841,559	57,031,657
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	15,694,770	15,730,463
2021	6,800,405	4,015,455
2020	3,469,027	3,509,858
2019	3,353,157	1,706,066
2018	1,437,751	780,021
Prior to 2018	1,976,023	1,283,837
Revolving loan	7,761,599	6,233,226
Total	40,492,732	33,258,926
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	950,117	938,534
2021	190,195	105,966
2020	103,654	89,385
2019	94,458	108,664
2018	98,581	54,580
Prior to 2018	367,373	351,876
Revolving loan	0	1,864
Total	1,804,378	1,650,869
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	74,820	45,825
2021	17,641	23,757
2020	23,286	131,932
2019	136,043	211,445
2018	244,377	3
Prior to 2018	143,685	143,717
Revolving loan	133,705	125,078
Total	773,557	681,757
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	7,870,700	12,236,438
2021	7,071,371	6,640,211
2020	5,977,206	5,049,408
2019	4,621,144	4,535,083
2018	3,938,164	1,678,591
Prior to 2018	4,418,492	3,378,926
Revolving loan	7,791,782	7,155,041
Total	41,688,859	40,673,698
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	310,377	540,315
2021	372,070	396,611
2020	329,472	376,056
2019	310,103	283,061
2018	266,522	170,952
Prior to 2018	649,254	494,420
Revolving loan	505,667	547,726
Total	2,743,465	2,809,141
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	120,147	278,373
2021	260,281	6,856
2020	10,594	33,225
2019	35,025	15,194
2018	11,735	174,298
Prior to 2018	209,034	3,079
Revolving loan	78,650	74,923
Total	725,466	585,948
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	1,371,469	1,003,709
2021	439,563	254,232
2020	118,506	150,505
2019	129,568	224,571
2018	29,016	12,041
Prior to 2018	14,155	709
Revolving loan	323,374	120,088
Total	2,425,651	1,765,855
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	13,959,808	14,087,409
2021	5,923,058	3,571,416
2020	3,131,452	3,236,191
2019	3,045,313	1,392,231
2018	1,334,469	550,082
Prior to 2018	1,655,488	1,228,924
Revolving loan	7,228,807	5,906,045
Total	36,278,395	29,972,298
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	1,221	2,403
2021	1,868	1,774
2020	1,733	1,858
2019	1,850	1,013
2018	941	532
Prior to 2018	3,278	3,089
Revolving loan	13	15
Total	10,904	10,684
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	4,517	3,933
2021	2,538	4,205
2020	3,464	859
2019	321	366
2018	291	113
Prior to 2018	0	0
Revolving loan	0	0
Total	11,131	9,476
Financing Receivables Not Impaired | Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018	0	0
Prior to 2018	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	65,982	145,167
2021	73,932	69,404
2020	63,547	71,937
2019	84,634	66,122
2018	68,093	40,205
Prior to 2018	74,857	50,499
Revolving loan	129,011	127,319
Total	560,056	570,653
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	29,976	44,488
2021	24,222	31,196
2020	27,907	29,597
2019	20,911	31,919
2018	21,311	12,231
Prior to 2018	36,433	32,511
Revolving loan	21,800	25,277
Total	182,560	207,219
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018	0	0
Prior to 2018	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	8,912	5,544
2021	8,345	0
2020	8,082	0
2019	14,475	0
2018	0	0
Prior to 2018	0	0
Revolving loan	0	0
Total	39,814	5,544
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	227,650	316,387
2021	131,936	179,555
2020	184,554	73,656
2019	74,298	55,876
2018	47,282	28,325
Prior to 2018	55,384	25,384
Revolving loan	120,772	122,410
Total	841,876	801,593
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	0	0
2021	0	0
2020	0	37
2019	0	0
2018	0	0
Prior to 2018	24	13
Revolving loan	0	0
Total	24	50
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018	0	0
Prior to 2018	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018	0	0
Prior to 2018	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	78,466	60,525
2021	56,229	100,975
2020	71,920	201,375
2019	121,977	44,919
2018	38,086	135,777
Prior to 2018	133,924	77,602
Revolving loan	174,556	178,416
Total	675,158	799,589
Financing Receivables Not Impaired | Nonaccrual loans | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	23,808	17,866
2021	14,072	20,110
2020	17,798	14,434
2019	8,410	10,817
2018	8,240	7,081
Prior to 2018	30,351	38,171
Revolving loan	29,840	32,081
Total	132,519	140,560
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	0	0
2021	0	0
2020	0	643
2019	676	0
2018	0	0
Prior to 2018	0	0
Revolving loan	0	0
Total	676	643
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	0	837
2021	0	0
2020	0	0
2019	0	0
2018	0	0
Prior to 2018	0	0
Revolving loan	0	0
Total	0	837
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	5,563	35,801
2021	35,354	1,622
2020	14,106	13,743
2019	51,952	17,181
2018	14,308	14,743
Prior to 2018	38,660	22,639
Revolving loan	9,983	9,745
Total	169,926	115,474
Financing Receivables Not Impaired | Nonaccrual loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018	0	0
Prior to 2018	0	0
Revolving loan	0	0
Total	¥ 0	¥ 0